Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

9. Subsequent Events

Contract Manufacturer Change for THCVHS

The Company previously entered into a letter agreement with Albany Molecular Research, Inc. (“AMRI”), dated as of July 31, 2018, for the manufacture of THCVHS. On July 8, 2019, the Company notified AMRI of its intent to terminate the letter agreement, effective on August 7, 2019.

On August 7, 2019, the Company entered into a first amendment to the master development and clinical supply agreement dated as of February 25, 2019 (the “Noramco Agreement”), by and between the Company and Noramco, Inc. (“Noramco”) to manufacture THCVHS. CBDVHS was previously being manufactured pursuant to the Noramco Agreement. The Company will pay $257,800 upfront to add the manufacture of THCVHS to the Noramco Agreement and additional payments will be made upon Noramco shipping of the GMP active pharmaceutical ingredient to the Company. All other material terms of the Noramco Agreement remain the same.

Events subsequent to original issuance of condensed consolidated financial statements (unaudited)

In connection with the reissuance of the condensed consolidated financial statements, the Company evaluated subsequent events through October 22, 2019, the date on which the condensed consolidated financial statements were available to be reissued.

Subsequent to the quarterly report on Form 10-Q for the period ended June 30, 2019, filed with the SEC on August 9, 2019, the following events occurred:

Engagement of Clinical Research Organization in Advance of Clinical Trials

In August 2019, EMBI Australia Pty Ltd entered into a start-up agreement with Novotech (Australia) Pty Limited (“Novotech”). The start-up agreement is being entered into in connection with the launch of the Company’s first in-human studies of its lead drug candidate, NB1111, to be conducted in healthy volunteers and patients with glaucoma and ocular hypertension (the “Clinical Trial”).  The Company expects to pay approximately $65,840 AUD in professional fees and pass through costs in connection with the services provided for in the start-up agreement. Additionally, on September 26, 2019, the EMBI Australia Pty Ltd and Novotech executed a Master Services Agreement and anticipate entering into project agreements covering all anticipated services to be provided by Novotech to the Company in connection with the Clinical Trial.

Appointment of New Chief Medical Officer

Effective August 21, 2019, Emerald Bioscience, Inc. (the “Company”) appointed Dr. Dennis Kim as Chief Medical Officer of the Company. Until Dr. Kim’s appointment, Dr. Brian Murphy, the Company’s Chief Executive Officer, served as the Company’s Chief Medical Officer.

12. Subsequent Events

Pharmaceuticals International, Inc. Agreement

In January 2019 we executed an agreement with Pharmaceuticals International, Inc. (“Pii”) to conduct studies to determine options for producing a sterile dosage form which can be dosed in humans in a phase I study. Pii will focus efforts on an immediate release formulation and will conduct appropriate formulation studies to determine processing options and formulations which can either be sterile filtered, radiated or terminally sterilized. Pursuant to the terms of the agreement, the Company will pay an estimated $72,500 to initiate the project. After the initial evaluation, the Company has agreed to pay additional fees and expenses upon completion of certain milestones.

Nemus may terminate this Agreement at any time and for any reason at the sole discretion upon thirty days advance written notice to Pii. Upon such termination, Nemus shall pay all costs incurred by Pii for work performed prior to the effective date of termination, provided Pii provides written evidence that such costs have been incurred and such work performed. Either party may terminate this Agreement if the other party is in default of any of its material obligations set forth herein, and such breach is not cured within 60 days, which time period shall be reduced to thirty days for any default of any monetary obligation, after the breaching party’s receipt of a written notice from the nonbreaching party that describes such breach in reasonable detail.

RRD International Agreement

In January 2019 we entered into work orders #2 and #3 with RRD International, LLC (“RRD”) which relate to the Master Services Agreement dated March 10, 2016. Under the terms of these additional work orders, RRD shall provide strategic 505(b)(2) regulatory planning, prepare a Pre-IND (“PIND”) meeting information package and set up and attend a PIND meeting with the FDA. The term of the work order shall continue until the earlier of April 30, 2019 or the date upon which the services are complete unless this Work Order is terminated by the Parties. The aggregate amount of payments due by the Company under the contract is $78,680 plus an estimated $22,000 of pass through expenses and consulting fees.

2nd Draw on Multi Draw Credit Facility

On February 1, 2019, the Company effected the second draw under the Credit Agreement in the amount of $2,000,000 and issued Emerald a warrant to purchase 2,500,000 shares of common stock at an exercise price of $0.50 per share, in accordance with the terms of the Credit Agreement.

Corporate Name Change

At the Board of Director meeting held on February 4, 2019 it was unanimously approved to proceed with changing the Company’s name from Nemus Bioscience, Inc. to Emerald Bioscience, Inc. The amendment to the Company’s articles of incorporation will be effective upon the filing of a Certificate of Amendment with the Nevada Secretary of State, which is expected to occur on or about March 25, 2019.

Noramco Agreement

In February 2019, we entered into a master development and clinical supply agreement with Noramco, Inc. (“Noramco”) to provide manufacturing and product development services for the Company’s analog formulation of cannabidiol (“CBD”). The Company will pay $146,386 upfront and additional payments will be made upon Noramco shipping of the active pharmaceutical ingredient to the Company.

Either party may terminate this Agreement immediately without further action if (i) the other party files a petition in bankruptcy, or enters into an agreement with its creditors, or applies for or consents to the appointment of a receiver, administrative receiver, trustee or administrator, or makes an assignment for the benefit of creditors, or suffers or permits the entry of any order adjudicating it to be bankrupt or insolvent and such order is not discharged within 30 days, or takes any equivalent or similar action in consequence of debt in any jurisdiction; or (ii) the other party materially breaches any of the provisions of this Agreement, and such breach is not cured within 45 days after the giving of written notice requiring the breach to be remedied; provided, that in the case of a failure of the Company to make payments in accordance with the terms of this Agreement, Noramco may terminate this Agreement if such payment breach is not cured within 30 days of receipt of notice of non-payment from Noramco. In addition, either Party may terminate this Agreement at any time upon four (4) months prior written notice to Noramco. In the event of termination, the Company shall pay Noramco for all Services performed up to the date of termination and all non-cancelable commitments made specifically in performance of the master development and clinical supply agreement.